Commitments and Contingencies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2022
Disclosure Of Commitments [Line Items]
Product transportation	$ 967
North West Redwater Partnership service toll	122
Other	37
2023
Disclosure Of Commitments [Line Items]
Product transportation	1,107
North West Redwater Partnership service toll	123
Other	27
2024
Disclosure Of Commitments [Line Items]
Product transportation	914
North West Redwater Partnership service toll	121
Other	22
2025
Disclosure Of Commitments [Line Items]
Product transportation	870
North West Redwater Partnership service toll	119
Other	20
2026
Disclosure Of Commitments [Line Items]
Product transportation	816
North West Redwater Partnership service toll	97
Other	15
Thereafter
Disclosure Of Commitments [Line Items]
Product transportation	10,028
North West Redwater Partnership service toll	3,671
Other	$ 0
Commitments for oil and gas transportation, period of agreement	20 years
North West Redwater Partnership
Disclosure Of Commitments [Line Items]
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent	25.00%	25.00%
Interest payable included in service toll	$ 1,486
Term of commitment to joint venture	40 years
Offshore vessels and equipment | 2022
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	$ 62
Offshore vessels and equipment | 2023
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Offshore vessels and equipment | 2024
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Offshore vessels and equipment | 2025
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Offshore vessels and equipment | 2026
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Offshore vessels and equipment | Thereafter
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Field equipment and power | 2022
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	25
Field equipment and power | 2023
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	21
Field equipment and power | 2024
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	21
Field equipment and power | 2025
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	21
Field equipment and power | 2026
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	21
Field equipment and power | Thereafter
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	225
STORM Resources Ltd
Disclosure Of Commitments [Line Items]
Product transportation and processing obligation, unrecorded	$ 298
Painted Pony Energy Ltd
Disclosure Of Commitments [Line Items]
Product transportation and processing obligation, unrecorded		$ 2,400